FEDERATED INTERNATIONAL SERIES, INC.

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

                                      February 3, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INTERNATIONAL SERIES, INC. (the "Corporation")
            Federated International Bond Fund
            Federated International Equity Fund
           1933 Act File No. 2-91776
           1940 Act File No. 811-3984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 40 on January 28, 2003.

     If you have any questions regarding this certification, please contact me at (412)
288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary